Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Property, Plant and Equipment
Information related to the major categories of our depreciable assets is as follows:

March 31,	2020	2019
Land and land improvements (1)	$65,994	$63,522
Buildings and leasehold improvements	531,267	480,359
Machinery and equipment	682,488	656,956
Information systems	181,112	169,711
Radioisotope	508,593	483,080
Construction in progress (1)	159,731	133,689
Total property, plant, and equipment	2,129,185	1,987,317
Less: accumulated depreciation and depletion	(1,017,330)	(955,735)
Property, plant, and equipment, net	$1,111,855	$1,031,582
(1) Land is not depreciated. Construction in progress is not depreciated until placed in service.
Depreciation and depletion expense were $122,707, $127,174 and $108,137, for the years ended March 31, 2020, 2019, and 2018, respectively.
Asset Retirement Obligations
We provide contract sterilization services including Gamma irradiation which utilizes cobalt-60 in the form of cobalt pencils. We have incurred asset retirement obligations (ARO) associated with the future disposal of these assets once depleted. Recognition of ARO includes: the present value of a liability and offsetting asset, the subsequent accretion of that liability and depletion of the asset, and the periodic review of the ARO liability estimates and discount rates used in the analysis.
The following table summarizes the activity in the liability for asset retirement obligations.

Asset Retirement Obligations
Balance at March 31, 2018	$11,639
Liabilities incurred during the period	1,033
Accretion expense and change in estimate	385
Foreign currency and other	(671)
Balance at March 31, 2019	$12,386
Liabilities incurred during the period	94
Liabilities settled during the period	(168)
Accretion expense and change in estimate	453
Foreign currency and other	(251)
Balance at March 31, 2020	$12,514